Related party transactions	12 Months Ended
Dec. 31, 2020
Related Party [Abstract]
Related party transactions
In accordance with IAS 24 - Related Party Disclosures, the related parties of the FCA Group were determined as those entities and individuals capable of exercising control, joint control or significant influence over the FCA Group and its subsidiaries. Related parties included companies belonging to Exor N.V. (“Exor”, the largest shareholder of FCA through its 28.54 percent common shares shareholding interest and 44.40 percent voting power at December 31, 2020), which included Ferrari N.V. and CNH Industrial N.V. (“CNHI”). Related parties also included associates, joint ventures and unconsolidated subsidiaries of the FCA Group, members of the FCA Board of Directors, executives with strategic responsibilities and certain members of their families.
Transactions carried out by the FCA Group with its related parties are on commercial terms that are normal in the respective markets, considering the characteristics of the goods or services involved, and primarily relate to:
•the purchase of engines and engine components for Maserati vehicles from Ferrari N.V.;
•the purchase of powertrain systems for light commercial vehicles from CNHI;
•the sale of powertrain and other components to the companies of CNHI;
•the provision of services (accounting, payroll, tax administration, information technology and security) to the companies of CNHI;
•the sale of vehicles to the leasing and renting subsidiaries of the joint ventures FCA Bank and Koç Fiat Kredi;
•the sale of engines, other components and production systems to and the purchase of light commercial vehicles from Sevel S.p.A., a 50 percent owned joint operation with Groupe PSA, based in Atessa, Italy;
•the purchase of light commercial vehicles and passenger cars from the joint venture Tofas;
•the provision of services and the sale of goods to the GAC FCA JV;
•the purchase of vehicles from, the provision of services and the sale of goods to the joint operation Fiat India Automobiles Private Limited;
•the Jeep brand sponsorship of Juventus Football Club (a subsidiary of Exor); and
•the sale of automotive lighting and automotive components, which was included within discontinued operations, to Ferrari N.V.
The most significant financial transactions with related parties generated Receivables from financing activities of the FCA Group’s financial services companies from joint ventures and Asset-backed financing relating to amounts due to FCA Bank for the sale of receivables, which did not qualify for derecognition under IFRS 9 – Financial Instruments.
The amounts for significant transactions with related parties recognized in the Consolidated Income Statements were as follows:

	Years ended December 31,
	2020				2019				2018
	Net Revenues	Cost of revenues	Selling, general and other costs, net	Net Financial expenses/(income)	Net Revenues	Cost of revenues	Selling, general and other costs, net	Net Financial expenses/(income)	Net Revenues	Cost of revenues	Selling, general and other costs, net	Net Financial expenses
	(€ million)
Tofas	€938	€1,326	€6	€—	€728	€2,086	€9	€—	€926	€2,572	€7	€—
Sevel S.p.A.	196	1	5	—	205	1	5	—	402	1	4	—
FCA Bank	1,375	22	(8)	32	1,686	23	(19)	52	1,611	28	(21)	56
GAC FCA JV	97	—	(17)	(1)	151	—	(36)	—	419	11	(49)	—
Fiat India Automobiles Limited	2	—	—	—	2	—	—	—	2	—	—	—
Other	1	—	—	—	2	—	—	(1)	27	6	(4)	1
Total joint arrangements	2,609	1,349	(14)	31	2,774	2,110	(41)	51	3,387	2,618	(63)	57
Total associates	2	123	1	(1)	17	186	(1)	—	30	229	(2)	(1)
CNHI	284	269	—	—	357	332	11	—	501	326	6	—
Ferrari N.V.	22	98	—	—	30	144	1	—	64	218	4	—
Directors and Key Management	—	—	100	—	—	—	82	—	—	—	77	—
Other	—	—	48	—	5	—	37	—	2	—	26	—
Total CNHI, Ferrari, Directors and other	306	367	148	—	392	476	131	—	567	544	113	—
Total unconsolidated subsidiaries	7	3	2	(1)	6	7	4	—	7	8	4	1
Total transactions with related parties	€2,924	€1,842	€137	€29	€3,189	€2,779	€93	€51	€3,991	€3,399	€52	€57

Total for the FCA Group	€86,676	€75,962	€5,501	€988	€108,187	€93,164	€6,455	€1,005	€110,412	€95,011	€7,318	€1,056
Assets and liabilities from significant transactions with related parties were as follows:

	At December 31,
	2020					2019
	Trade and other receivables	Trade payables	Other liabilities	Asset- backed financing	Debt(1)	Trade and other receivables	Trade payables	Other liabilities	Asset- backed financing	Debt (1)
	(€ million)
Tofas	€73	€347	€35	€—	€—	€18	€171	€39	€—	€—
Sevel S.p.A.	15	—	1	—	7	28	—	1	—	13
FCA Bank	264	88	37	29	61	278	139	151	141	181
GAC FCA JV	123	2	—	—	—	62	11	—	—	—
Fiat India Automobiles Limited	1	—	6	—	—	1	—	8	—	—
Other	—	—	—	—	—	0	—	—	—	—
Total joint arrangements	476	437	79	29	68	387	321	199	141	194
Total associates	43	32	6	—	—	45	41	8	—	—
CNHI	44	75	2	—	—	49	87	11	—	—
Ferrari N.V.	8	38	—	—	—	12	49	—	—	—
Other	1	2	1	—	—	4	13	—	—	—
Total CNHI, Ferrari N.V. and other	53	115	3	—	—	65	149	11	—	—
Total unconsolidated subsidiaries	25	15	1	—	26	16	9	1	—	22
Total originating from related parties	€597	€599	€89	€29	€94	€513	€520	€219	€141	€216

Total for the FCA Group	€7,266	€20,576	€7,878	€41	€21,076	€9,004	€21,616	€9,214	€151	€12,750
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(1) Relating to Debt excluding Asset-backed financing, refer to Note, 21 Debt.
Commitments and Guarantees
As of December 31, 2020, the FCA Group had a take-or-pay commitment with Tofas with future minimum expected obligations as follows:

(€ million)
2021	€217
2022	€177
2023	€94
2024	€94
FCA provided guarantees to FCA Bank related to certain dealer financing arrangements FCA Bank had with dealers. The amount of the guarantees outstanding at December 31, 2020 was approximately €5 million. The fair value of these guarantees was immaterial due to the value of vehicles in the dealers' stock pledged to FCA.
Compensation to Directors and Key Management
The fees of the Directors of the FCA Group for carrying out their respective functions, including those in other consolidated companies, were as follows:

	Years ended December 31,
	2020	2019	2018
	(€ thousand)
Directors(1)	€19,097	€23,050	€18,830
Total Compensation	€19,097	€23,050	€18,830
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(1) Including the notional compensation cost arising from long-term share-based compensation granted to the Chairman, the Chief Executive Officer and the Chief Financial Officer.
Refer to Note 18, Share-based compensation, for information related to the PSU and RSU awards granted to certain key employees.
The aggregate compensation expense for remaining executives with strategic responsibilities was approximately €81 million for 2020 (€59 million in 2019 and €58 million in 2018), which, in addition to base compensation, included:
•€62 million in 2020 (€30 million in 2019 and €28 million in 2018) for share-based compensation expense;
•€6 million in 2020 (€6 million in 2019 and €7 million in 2018) for short-term employee benefits; and
•€4 million in 2020 (€7 million in 2019 and €10 million in 2018) for pension and similar benefits.